Fair Value Composition of Investment Portfolio by Major Security Type (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 33,567,400,000	$ 27,274,700,000
Long-term Debt, Fair Value	4,532,300,000	3,643,600,000
Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	29,907,400,000
Fixed Maturities and Short Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		23,071,100,000
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,660,000,000	4,203,600,000
Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,033,900,000	803,800,000
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	984,100,000	798,800,000
Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	44,800,000	0
Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,000,000	5,000,000
Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,626,100,000	3,399,800,000
Equity securities | Common equities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,625,800,000	3,399,500,000
Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	300,000	300,000
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	32,203,300,000	25,276,900,000
Carrying Value	4,404,900,000	3,306,300,000
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	30,051,800,000
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Maturities and Short Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		23,079,300,000
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,151,500,000	2,197,600,000
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,002,600,000	698,600,000
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	951,600,000	693,600,000
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	46,000,000	0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,000,000	5,000,000
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,148,900,000	1,499,000,000
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,148,600,000	1,498,700,000
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	300,000	300,000
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	14,345,800,000	11,950,400,000
Long-term Debt, Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	11,648,100,000
Fair Value, Inputs, Level 1 | Fixed Maturities and Short Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		8,470,300,000
Fair Value, Inputs, Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,697,700,000	3,480,100,000
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	71,900,000	80,600,000
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	71,900,000	80,600,000
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,625,800,000	3,399,500,000
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,625,800,000	3,399,500,000
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19,191,200,000	15,319,000,000
Long-term Debt, Fair Value	4,532,300,000	3,606,500,000
Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	18,259,300,000
Fair Value, Inputs, Level 2 | Fixed Maturities and Short Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		14,600,800,000
Fair Value, Inputs, Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	931,900,000	718,200,000
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	931,900,000	718,200,000
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	887,100,000	718,200,000
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	44,800,000	0
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	30,400,000	5,300,000
Long-term Debt, Fair Value	0	37,100,000
Fair Value, Inputs, Level 3 | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	300,000	300,000
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0
Fair Value, Inputs, Level 3 | Fixed Maturities and Short Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		0
Fair Value, Inputs, Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	30,400,000	5,300,000
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	30,100,000	5,000,000
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	25,100,000	0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,000,000	5,000,000
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	300,000	300,000
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	300,000	300,000
Short-term investments | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,795,900,000	2,869,400,000
Short-term investments | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,795,900,000	2,869,400,000
Short-term investments | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,722,100,000	1,824,400,000
Short-term investments | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	73,800,000	1,045,000,000
Short-term investments | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	28,111,500,000	20,201,700,000
Fixed maturities | Available-for-sale Securities [Member] | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	7,613,300,000	6,050,000,000
Fixed maturities | Available-for-sale Securities [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	20,259,900,000	13,940,700,000
Fixed maturities | Available-for-sale Securities [Member] | U.S. government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	9,916,500,000	6,645,900,000
Fixed maturities | Available-for-sale Securities [Member] | State and local government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,649,100,000	2,297,100,000
Fixed maturities | Available-for-sale Securities [Member] | Corporate debt securities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	8,694,300,000	4,997,700,000
Fixed maturities | Available-for-sale Securities [Member] | Residential mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	734,400,000	836,700,000
Fixed maturities | Available-for-sale Securities [Member] | Commercial mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,301,600,000	2,758,600,000
Fixed maturities | Available-for-sale Securities [Member] | Other asset-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,577,300,000	2,454,700,000
Fixed maturities | Available-for-sale Securities [Member] | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	238,300,000	211,000,000
Fixed maturities | Available-for-sale Securities [Member] | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	78,200,000	64,100,000
Fixed maturities | Available-for-sale Securities [Member] | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	11,400,000
Fixed maturities | Available-for-sale Securities [Member] | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	160,100,000	135,500,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	28,255,900,000	20,209,900,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	7,651,700,000	6,043,400,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	20,360,500,000	13,971,600,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | U.S. government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	9,897,400,000	6,688,800,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | State and local government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,654,600,000	2,285,600,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Corporate debt securities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	8,808,500,000	4,997,200,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Residential mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	733,500,000	828,800,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Commercial mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,332,800,000	2,760,100,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Other asset-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,585,400,000	2,454,500,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	243,700,000	194,900,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	79,300,000	61,300,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	10,100,000
Fixed maturities | Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities [Member] | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	164,400,000	123,500,000
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	9,926,000,000	6,645,900,000
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	9,916,500,000	6,645,900,000
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | U.S. government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	9,916,500,000	6,645,900,000
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | State and local government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Corporate debt securities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Residential mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Commercial mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Other asset-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	9,500,000	0
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 1 | Available-for-sale Securities [Member] | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	9,500,000	0
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	18,185,500,000	13,555,800,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	7,613,300,000	6,050,000,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10,343,400,000	7,294,800,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | U.S. government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | State and local government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,649,100,000	2,297,100,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Corporate debt securities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	8,694,300,000	4,997,700,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Residential mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	734,400,000	836,700,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Commercial mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,301,600,000	2,758,600,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Other asset-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,577,300,000	2,454,700,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	228,800,000	211,000,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	78,200,000	64,100,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	11,400,000
Fixed maturities | Fair Value, Inputs, Level 2 | Available-for-sale Securities [Member] | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	150,600,000	135,500,000
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | U.S. government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | State and local government obligations | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Corporate debt securities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Residential mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Commercial mortgage-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Other asset-backed securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fixed maturities | Fair Value, Inputs, Level 3 | Available-for-sale Securities [Member] | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 0	$ 0